Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty Agreements [Member]
Related Party Transaction [Line Items]
Payments to the related party	$ 400,000	$ 500,000
Amount due to the related party	200,000	200,000
Legal Services [Member]
Related Party Transaction [Line Items]
Payments to the related party	500,000	1,300,000
Amount due to the related party	0	100,000
Financial Advisory Services [Member]
Related Party Transaction [Line Items]
Payments to the related party		$ 1,000,000
Amount due to the related party	$ 0